Contingencies and Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Contingencies and Commitments
27.	Contingencies and Commitments:

(a)	Commitments accounted for in off-balance-sheet accounts:

In order to satisfy its customers’ needs, the Bank entered into several irrevocable commitments and contingent obligations. Although these obligations are not recognized in the Statement of Financial Position, they entail credit risks and, therefore, form part of the Bank’s overall risk.

	2019	2020
	MCh$	MCh$
Off-balance-sheet accounts
Warranty by endorsement and sureties	280,838	224,079
Confirmed foreign letters of credit	94,673	58,299
Issued foreign letters of credit	316,916	343,663
Performance guarantees	2,283,390	2,214,370
Undrawn credit lines	7,870,260	7,650,382
Other commitments	155,163	107,707

Transactions on behalf of third parties
Collections	144,043	157,671
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	6,418	16,024
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	73,140	80,788

Fiduciary activities
Securities held in safe custody in the Bank	2,677,353	2,023,313
Securities held in safe custody in other entities	18,719,297	18,467,801
Total	32,621,491	31,344,097

(b)	Lawsuits and legal proceedings:

(b.1)	Legal contingencies within the ordinary course of business:

At the date of issuance of these consolidated financial statements, there are legal actions filed against the Bank and its subsidiaries in the ordinary course of business. As of December 31, 2020, the Bank and its subsidiaries maintain provisions for legal contingencies amounting to Ch$244 million (Ch$237 million as of December 31, 2019), which are part of the item “Provisions” in the Statement of Financial Position.

The following table presents the estimated date of completion of the respective litigation:

	As of December 31, 2020
	2021	2022	2023	2024	2025	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	43	30	4	167	—	244

(b.2)	Contingencies for significant lawsuits:

As of December 31, 2019 and 2020, there are not significant lawsuits that affect or may affect these Consolidated Financial Statements.

(c)	Guarantees granted:

(i)	In subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with article 12 of Law No. 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established and in that character the Bank has issued bank guarantees totaling UF 3,778,100, maturing January 8, 2021 (UF 3,090,000 maturing January 10, 2020 in December 2019). The subsidiary took a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 877,000.

As of December 31, 2019 and 2020 the Bank had no guaranteed mutual funds.

(ii)	In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and complete compliance with all of its obligations as a broker-dealer entity, in conformity with the provisions of article 30 and subsequent articles of Law No. 18,045 on Securities Markets, the subsidiary established a guarantee in an insurance policy for UF 20,000, insured by Mapfre Seguros Generales S.A., that matures on April 22, 2022, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditors to representative.

	2019	2020
	MCh$	MCh$
Guarantees:
Shares delivered to cover simultaneous forward sales transactions:
Santiago Securities Exchange, Stock Exchange	85,302	47,684
Electronic Chilean Securities Exchange, Stock Exchange	6,843	20,227

Fixed income securities to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	7,985	10,000
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	382	2,858
Total	100,512	80,769

In conformity with the internal regulation of the stock exchange in which this subsidiary participates, and for the purpose of securing the broker’s correct performance, the Company established a pledge over 1,000,000 shares of the Santiago Stock Exchange, in favor of that institution, as stated in the Public Deed dated September 13, 1990 before the notary of Santiago Mr. Raul Perry Pefaur, and over 100,000 shares of the Electronic Chilean Stock Exchange, in favor of that Institution, as stated in a contract signed between both entities dated May 16, 1990.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with Chubb Seguros Chile S.A. that expires April 2, 2021, this considers matters of employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$20,000,000.

It also provided a bank guarantee No. 3610198 in the amount of UF 253,800 for the benefits of investors in portfolio management contracts. This bank guarantee is revaluated in UF to fixed term, non-endorsable and has a maturity date of January 8, 2021.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker.

(iii)	In subsidiary Banchile Corredores de Seguros Ltda.

According to established in article 58, letter D of D.F.L. 251, as of December 31, 2020 the entity maintains two insurance policies with effect from April 15, 2020 to April 14, 2021 which protect it against of potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers, especially when the non-compliance comes from acts, errors or omissions of the broker, its representatives, agents or dependents that participate in the intermediation.

The policies contracted are the following:

Matter insured	Amount Insured (UF)
Errors and omissions liability policy	60,000
Civil responsibility policy	500

(d)	By Exempt Resolution No. 270, dated October 30, 2014, the Superintendency of Securities and Insurance (current Commission for the Financial Market) imposed a fine of UF 50,000 to Banchile Corredores de Bolsa S.A. for violations of the second paragraph of article 53 of the Securities Market Law, said company filed a claim with the competent Civil Court requesting the annulment of the fine. On December 10, 2019, a judgement in the case was issued reducing the fine to the amount of UF 7,500. The judgment indicated has been subject to cassation appeals filed by both parties, which are pending before the Court of Appeals of Santiago.

The company has not made provisions considering that the Bank’s legal advisors in charge of the procedure estimate that there are solid grounds that the claim filed by Banchile Corredores de Bolsa S.A. can be accepted.